Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Point Bridge America First ETF
Shareholder Report [Line Items]
Fund Name	Point Bridge America First ETF
Class Name	Point Bridge America First ETF
Trading Symbol	MAGA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pointbridgecapital.com/etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.pointbridgecapital.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period, U.S. equity markets advanced amid generally resilient economic conditions, although performance varied meaningfully across sectors. The Fund’s significant exposure to industrials, financials, and energy contributed positively to performance as these sectors benefited from favorable market and policy-related developments. Conversely, the Fund’s limited exposure to information technology detracted from relative performance during periods when technology and artificial intelligence-related stocks led the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/06/2017)
Point Bridge America First ETF NAV	13.30	10.49	11.29
S&P 500 TR	22.32	13.41	15.31
Point Bridge America First Index/GOP Stock Tracker TR Index	14.16	11.33	12.13

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 17, 2026
Updated Performance Information Location [Text Block]	Visit https://www.pointbridgecapital.com/etf/for more recent performance information. Visit https://www.pointbridgecapital.com/etf/ for more recent performance information.
Net Assets	$ 30,782,424
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 224,678
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$30,782,424
Number of Holdings	151
Net Advisory Fee	$224,678
Portfolio Turnover	18%
30-Day SEC Yield	1.24%
30-Day SEC Yield Unsubsidized	1.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Financial	21.1%
Industrial	19.5%
Consumer, Cyclical	15.1%
Consumer, Non-cyclical	14.9%
Energy	10.9%
Utilities	10.4%
Basic Materials	5.1%
Communications	1.5%
Technology	1.2%
Cash & Other	0.3%

Top 10 Issuers	(% of Net Assets)
HEICO Corp.	1.7%
Lennar Corp.	1.3%
Devon Energy Corp.	1.1%
Axon Enterprise, Inc.	0.9%
Robinhood Markets, Inc.	0.9%
Delta Air Lines, Inc.	0.9%
Southwest Airlines Co.	0.9%
Illumina, Inc.	0.8%
Rocket Lab Corp.	0.8%
Dollar Tree, Inc.	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes:
At a Special Meeting of shareholders held on July 17, 2026, shareholders approved the reorganization of the Fund  into the Truth Social America First ETF (“Acquiring Fund”), a series of Yorkville America Investment Trust (formerly, Truth Social Funds). The reorganization was completed on July 27, 2026, and shareholders received shares of the Acquiring Fund in exchange for their Fund shares.

Updated Prospectus Web Address	https://www.pointbridgecapital.com/etf/